Segment Information (Details) - Schedule of revenue derived from services - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	$ 759,169	$ 758,212	$ 820,468
Broadcast [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	358,661	390,815	411,407
Enterprise [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	388,985	354,126	389,696
Consulting and Other [Member]
Segment Information (Details) - Schedule of revenue derived from services [Line Items]
Revenue	$ 11,523	$ 13,271	$ 19,365